Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
PRC Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(10.20%)	(28.90%)	(17.20%)
Permanent book — tax difference	5.90%	29.00%	4.10%
Difference in EIT rates of certain subsidiaries	(21.20%)	(26.20%)	(12.00%)
Total	(0.50%)	(1.10%)	(0.10%)